Borrowings - Senior Unsecured Notes (Details) - Senior Unsecured Notes - USD ($)	12 Months Ended
	Dec. 31, 2014	Jul. 21, 2014	Jul. 11, 2014	Mar. 14, 2014	Jan. 06, 2014
12.625% Senior unsecured notes due 2021
Debt Instrument [Line Items]
Interest rate	12.625%
Redemption price, percentage	100.00%
10.625% Senior unsecured notes due 2021
Debt Instrument [Line Items]
Interest rate	10.625%
Repurchase amount		$ 285,000,000
Redemption price, percentage	100.00%
11.25% senior unsecured notes due 2021
Debt Instrument [Line Items]
Interest rate	11.25%
Repurchase amount		$ 275,000,000
Redemption price, percentage	100.00%
11.75% Senior unsecured subordinated notes due 2021
Debt Instrument [Line Items]
Interest rate	11.75%		11.75%	11.75%	11.75%
Face amount					$ 725,000,000
Repurchase amount			$ 866,000,000
Redemption price, percentage	100.00%
Borrowings as percentage of par					103.50%
Unamortized premium					$ 25,000,000
11.25% Senior unsecured subordinated notes due 2016
Debt Instrument [Line Items]
Interest rate	11.25%				11.25%